Vanguard Explorer Value Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (93.3%)1
Communication Services (2.9%)
*	IAC/InterActiveCorp	44,905	10,000
	Nexstar Media Group Inc. Class A	91,440	9,849
			19,849
Consumer Discretionary (9.7%)
	Lithia Motors Inc. Class A	71,746	11,521
	Six Flags Entertainment Corp.	235,028	10,219
*	Career Education Corp.	359,908	6,003
	Wendy's Co.	269,907	5,787
	Extended Stay America Inc.	345,594	5,101
	Cooper Tire & Rubber Co.	173,689	5,006
*	Boot Barn Holdings Inc.	123,138	4,903
	LCI Industries	40,767	4,340
*	LGI Homes Inc.	57,383	4,147
*	Modine Manufacturing Co.	367,868	2,729
	Kontoor Brands Inc.	62,057	2,225
*	Adtalem Global Education Inc.	65,604	2,213
*	Del Taco Restaurants Inc.	240,681	1,803
*	Lands' End Inc.	123,618	1,456
			67,453
Consumer Staples (1.0%)
*	Hostess Brands Inc. Class A	529,512	7,122

Energy (3.5%)
	Parsley Energy Inc. Class A	287,967	4,314
	Rattler Midstream LP	264,567	4,209
*	PDC Energy Inc.	174,002	3,955
	Viper Energy Partners LP	156,350	3,709
*	International Seaways Inc.	136,315	3,610
	SM Energy Co.	220,468	1,832
*	WPX Energy Inc.	169,034	1,663
*	Centennial Resource Development Inc.Class A	356,759	1,102
			24,394
Financials (18.1%)
	PacWest Bancorp	292,293	10,885
	Columbia Banking System Inc.	248,130	9,697
	Starwood Property Trust Inc.	382,927	9,382
	Popular Inc.	169,461	9,373
	First BanCorp	868,936	9,124
	BGC Partners Inc. Class A	1,499,282	8,696
	Washington Federal Inc.	221,784	8,164
	Argo Group International Holdings Ltd.	115,073	7,569
*	Texas Capital Bancshares Inc.	121,036	6,996
	Flushing Financial Corp.	291,169	6,173
*	Bancorp Inc.	549,531	6,094
	WSFS Financial Corp.	133,036	5,932
	Renasant Corp.	164,502	5,823
	First Horizon National Corp.	360,484	5,797
	James River Group Holdings Ltd.	128,839	5,097

Webster Financial Corp.	104,537	5,090
First Merchants Corp.	87,085	3,526
Wintrust Financial Corp.	19,770	1,342
Pinnacle Financial Partners Inc.	19,781	1,215
		125,975
Health Care (4.1%)
* Ligand Pharmaceuticals Inc.	92,190	10,417
* Syneos Health Inc.	184,680	10,141
* Pacira BioSciences Inc.	119,934	5,543
* Merit Medical Systems Inc.	91,200	2,554
		28,655
Industrials (15.6%)
* Colfax Corp.	349,610	11,782
* Teledyne Technologies Inc.	31,272	10,695
KAR Auction Services Inc.	400,332	8,455
* IAA Inc.	183,387	8,313
* Genesee & Wyoming Inc. Class A	61,101	6,810
Interface Inc. Class A	364,828	6,126
* BMC Stock Holdings Inc.	195,216	5,780
Encore Wire Corp.	95,099	5,548
Trinity Industries Inc.	234,533	4,935
Kaman Corp.	75,377	4,794
HNI Corp.	116,778	4,588
* Beacon Roofing Supply Inc.	152,385	4,518
* Saia Inc.	42,813	4,063
EnerSys	52,317	3,671
Altra Industrial Motion Corp.	109,925	3,613
Greenbrier Cos. Inc.	114,191	3,213
* WESCO International Inc.	60,810	3,200
* MRC Global Inc.	212,040	2,829
Steelcase Inc. Class A	141,020	2,555
* DXP Enterprises Inc.	57,096	2,200
* Wesco Aircraft Holdings Inc.	93,009	1,019
		108,707
Information Technology (12.8%)
* ACI Worldwide Inc.	531,211	19,921
Silicon Motion Technology Corp. ADR	238,423	10,562
* Itron Inc.	106,082	8,495
j2 Global Inc.	82,403	7,995
* Insight Enterprises Inc.	114,274	7,495
Jabil Inc.	183,157	7,114
* Fabrinet	105,730	6,396
MKS Instruments Inc.	46,474	4,939
* Virtusa Corp.	83,307	3,723
* Nuance Communications Inc.	193,804	3,475
* Semtech Corp.	67,933	3,292
* MACOM Technology Solutions Holdings Inc.	127,374	3,142
* Lattice Semiconductor Corp.	117,910	2,227
		88,776
Materials (8.6%)
FMC Corp.	197,827	19,379
Silgan Holdings Inc.	367,479	11,322
Ashland Global Holdings Inc.	79,817	5,723
* Allegheny Technologies Inc.	222,152	5,123
Carpenter Technology Corp.	94,864	4,987
* Axalta Coating Systems Ltd.	159,352	4,537

*	Livent Corp.			350,243	2,732
*	Kraton Corp.			106,612	2,402
	Compass Minerals International Inc.			30,038	1,660
	Eagle Materials Inc.			16,883	1,553
					59,418
Real Estate (13.8%)
	Medical Properties Trust Inc.			700,422	14,541
	Gaming and Leisure Properties Inc.			343,537	14,497
	STAG Industrial Inc.			250,226	7,754
	Corporate Office Properties Trust			258,105	7,532
	Cousins Properties Inc.			185,788	7,523
*	Howard Hughes Corp.			61,245	6,762
	Sunstone Hotel Investors Inc.			470,370	6,585
	RPT Realty			415,721	6,144
	Spirit Realty Capital Inc.			116,083	6,083
	SITE Centers Corp.			375,016	5,434
	Invitation Homes Inc.			163,116	4,980
	Mack-Cali Realty Corp.			206,923	4,426
	Newmark Group Inc. Class A			280,424	3,660
					95,921
Utilities (3.2%)
	Portland General Electric Co.			151,805	8,427
	MDU Resources Group Inc.			245,659	7,134
	Unitil Corp.			109,197	6,665
					22,226
Total Common Stocks (Cost $516,512)					648,496

		Coupon
Temporary Cash Investments (6.7%)1
Money Market Fund (6.6%)
2	Vanguard Market Liquidity Fund	1.841%		457,556	45,765

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
3	United States Treasury Bill	1.997%	12/26/19	1,000	999
Total Temporary Cash Investments (Cost $46,752)					46,764
Total Investments (100.0%) (Cost $563,264)					695,260
Other Assets and Liabilities-Net (0.0%)					(128)
Net Assets (100%)					695,132

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.7% and 3.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield
3 Securities with a value of $878,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2019	289	23,464	725

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Explorer Value Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	648,496	—	—
Temporary Cash Investments	45,765	999	—
Futures Contracts—Liabilities[1]	(163)	—	—
Total	694,098	999	—
1 Represents variation margin on the last day of the reporting period.